EMPLOYEE BENEFIT PLANS (Details 6) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
DEFINED CONTRIBUTION PLANS
Total defined contribution expense	$ 124	$ 132	$ 14	$ 14	$ 12
SUPPLEMENTAL SALARY DEFERRAL PLAN AND SUPPLEMENTAL EXECUTIVE RETIREMENT PLAN
Maximum percentage of salary which participant can defer under Huntsman supplemental deferral plan			75.00%
Carrying amount of assets included in other noncurrent assets			12	11
Deferred compensation expense			$ 1	$ 1
STOCK-BASED INCENTIVE PLAN
Authorized number of shares to be granted under the Stock Incentive Plan	32.6		32.6
Money purchase pension plan
DEFINED CONTRIBUTION PLANS
Employer contribution limit (as a percent of compensation)			8.00%
Salary deferral plan
DEFINED CONTRIBUTION PLANS
Employer contribution limit (as a percent of compensation)			2.00%
Employer matching contribution as a percentage of employee's contribution			50.00%
Salary deferral plan for new hires
DEFINED CONTRIBUTION PLANS
Employer contribution limit (as a percent of compensation)			4.00%
Employer matching contribution as a percentage of employee's contribution			100.00%
Period of service, to be achieved by the employees, to participate in the plan			6 years